LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

14.         LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in general and administrative expenses. Operating lease expenses were RMB 8,455, RMB 20,139 and RMB 28,999 for the years ended December 31, 2018, 2019 and 2020, respectively.

14.         LEASE - continued

Operating lease as lessee- continued

Supplemental cash flow information related to leases was as follows:

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,896	30,536
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	29,667	36,236

The following table shows ROU assets and lease liabilities as of December 31, 2019 and 2020 (except lease term and discount rate):

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Right-of-use assets	55,362	48,990
Operating lease liabilities-current	21,020	28,528
Operating lease liabilities-non current	31,184	14,974

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Weighted-average remaining lease term	2.27	1.69
Weighted-average discount rate	9.88%	6.16%

The maturities of operating lease liabilities as of December 31, 2019 and 2020 are as follows:

Year ended,
December 31, 2019
RMB
2020	26,157
2021	26,260
2022	5,177
2023	269
2024 and thereafter	—
Total undiscounted lease payments	57,863
Imputed interest	(5,659)
Total lease liabilities	52,204

14.         LEASE - continued

Operating lease as lessee- continued

Year ended,
December 31, 2020
RMB
2021	32,255
2022	13,582
2023	710
2024	—
2025 and thereafter	—
Total undiscounted lease payments	46,547
Imputed interest	(3,045)
Total lease liabilities	43,502